Condensed Statement of Convertible Preferred Stock - USD ($) $ in Thousands		1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended
	Feb. 05, 2018	Feb. 28, 2019	Jan. 31, 2017	Dec. 31, 2018	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Increase (Decrease) in Temporary Equity
Balance at beginning of period					$ 35,410	$ 6,254
Balance at beginning of period (in shares)					7,095,746
Balance at end of period				$ 35,410		$ 35,410	$ 6,254
Balance at end of period (in shares)				7,095,746		7,095,746
Series A Convertible Preferred Stock
Increase (Decrease) in Temporary Equity
Balance at beginning of period					$ 6,254	$ 6,254
Balance at beginning of period (in shares)					3,093,898	3,093,898
Issuance of convertible preferred stock for cash, net of issuance costs							$ 6,254
Issuance of convertible preferred stock for cash, net of issuance costs (in shares)			3,093,898				3,093,898
Balance at end of period				$ 6,254	$ 6,254	$ 6,254	$ 6,254
Balance at end of period (in shares)				3,093,898	3,093,898	3,093,898	3,093,898
Series B Convertible Preferred Stock
Increase (Decrease) in Temporary Equity
Balance at beginning of period					$ 29,156
Balance at beginning of period (in shares)					4,001,848	0
Issuance of convertible preferred stock for cash, net of issuance costs					$ 3,051	$ 20,937
Issuance of convertible preferred stock for cash, net of issuance costs (in shares)		442,930		2,904,127	442,925	2,904,127
Issuance of convertible preferred stock on extinguishment of convertible promissory notes	$ 8,200					$ 8,219
Issuance of convertible preferred stock on extinguishment of convertible promissory notes (in shares)	1,097,721					1,097,721
Balance at end of period				$ 29,156	$ 32,207	$ 29,156
Balance at end of period (in shares)				4,001,848	4,444,773	4,001,848	0